INVESTMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended							3 Months Ended	12 Months Ended
	Jul. 12, 2016	Jan. 21, 2016	Dec. 10, 2014	Jun. 27, 2014	Jul. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Sep. 25, 2017	Oct. 29, 2015	May 29, 2015	Nov. 30, 2014	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 10, 2018	Apr. 08, 2016
Investment And Other Income [Line Items]
Interest income on fixed-rate time deposits and adjustable-rate investments													$ 10,302	$ 11,322	$ 11,367
Consideration for acquisition							$ 15,299
Unrealized gain on available-for-sale security													1,493	212,838	7,326
Investment Income, Net													6,816	6,692	3,281
Total losses for securities with net losses in accumulated other comprehensive income (loss)						$ 0								0
Proceeds from Sale of Available-for-sale Securities													595,363	13,931	13,074
Impairment loss													0	$ 2,768	$ 2,232
Dividend received In Shares														1,378,165	2,766,177
Other Comprehensive Income (Loss), Tax													0	$ 49,566	$ 0
Equity Method Investment, Ownership Percentage						9.96%								9.96%
Proceeds from Dividends Received													$ 113	$ 96
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity																$ 60,980
Business Acquisition, Percentage of Voting Interests Acquired												4.67%	4.67%
Wanli Prc Listed Company [Member]
Investment And Other Income [Line Items]
Consideration for acquisition												$ 11,667
Percentage of ownership interest												14.37%	14.37%
Gain Loss Equity Method Investee													$ 0.02
Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Proceeds from Dividends Received													$ 1,711	1,711
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Dividend received In Shares							7,343,006
Investment Fair Value												$ 161,039	161,039
Proceeds from Dividends Received													$ 2,445	$ 2,417
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Minimum [Member]
Investment And Other Income [Line Items]
Shares acquired during the period							73,430,061
Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Maximum [Member]
Investment And Other Income [Line Items]
Shares acquired during the period							80,773,067
Sindeo, Inc. (the "Corporation") [Member]
Investment And Other Income [Line Items]
Consideration for acquisition									$ 5,000
Percentage of ownership interest									11.03%
Guilin Bank [Member]
Investment And Other Income [Line Items]
Shares acquired during the period	30,595,859							42,834,202
Consideration for acquisition	$ 12,173							$ 24,695
Percentage of ownership interest	1.02%					1.98%						1.79%	1.79%	1.98%
Proceeds from Dividends Received													$ 1,402	$ 1,308
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings													10,633
Chuangdian [Member]
Investment And Other Income [Line Items]
Shares acquired during the period		4,411,765
Consideration for acquisition		$ 3,294
Percentage of ownership interest		15.00%
Tospur [Member]
Investment And Other Income [Line Items]
Consideration for acquisition			$ 62,257
Percentage of ownership interest			16.00%
Proceeds from Dividends Received													619	649
Chongqing Wanli New Energy Co Ltd [Member]
Investment And Other Income [Line Items]
Consideration for acquisition					$ 72,852
Percentage of ownership interest					10.00%
Equity Method Investments Acquired Compensated by Business Disposal					$ 29,141
Equity Method Investments Consideration for Acquisition					$ 99,758
Equity Securities [Member]
Investment And Other Income [Line Items]
Market price of acquired firm														15,833
Available-for-sale Securities, Gross Realized Gains														518
Proceeds from Sale of Available-for-sale Securities						$ 12,317							6,645
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax						2,110							2,091
Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Unrealized loss													16,996	3,735	3,097
Market price of acquired firm													30,733	4,554	20,606
Total losses for securities with net losses in accumulated other comprehensive income (loss)						$ 0								0
Proceeds from Sale of Available-for-sale Securities													11,705
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax													$ 2,091
Sale of Stock, Number of Shares Issued in Transaction						20,705,000							6,846,733
Other Comprehensive Income (Loss), Tax														2,110
Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Unrealized gain on available-for-sale security														18,309
Market price of acquired firm														47,729
Total losses for securities with net losses in accumulated other comprehensive income (loss)						$ 0								0
Proceeds from Sale of Available-for-sale Securities						1,614
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax						$ 626
Sale of Stock, Number of Shares Issued in Transaction						3,164,000
Other Comprehensive Income (Loss), Tax														626
Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Total losses for securities with net losses in accumulated other comprehensive income (loss)						$ 0								0
Discount On Market Value Of Available Sale Of Securities						198,264								198,264
Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member] | Fair Value, Measurements, Recurring [Member]
Investment And Other Income [Line Items]
Assets, Fair Value Disclosure						318,065						$ 150,750	$ 150,750	318,065
Available-for-sale Securities [Member] | Fair Value, Measurements, Recurring [Member]
Investment And Other Income [Line Items]
Assets, Fair Value Disclosure						$ 370,348						$ 181,483	$ 181,483	$ 370,348
Available-for-sale Securities [Member] | Equity Securities [Member] | Color Life Service Group [Member]
Investment And Other Income [Line Items]
Shares acquired during the period				27,551,733
Consideration for acquisition				$ 13,583
Percentage of ownership interest				2.76%
Available-for-sale Securities [Member] | Equity Securities [Member] | Hopefluent Group Holdings Limited [Member]
Investment And Other Income [Line Items]
Shares acquired during the period											111,935,037
Consideration for acquisition											$ 43,361
Percentage of ownership interest											17.26%
Unrealized loss															$ 306
Available-for-sale Securities [Member] | Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co.,Ltd. [Member]
Investment And Other Income [Line Items]
Shares acquired during the period										145,376,744							203,527,442
Consideration for acquisition										$ 121,393
Percentage of ownership interest										10.06%